Balance Sheets (Unaudited) - Quarterly Report - USD ($)	Jun. 30, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash	$ 171,363	$ 141,928
Other receivables	70	11,201
Prepaid expense	979,925	130,797
TOTAL CURRENT ASSETS	1,151,358	283,926
FIXED ASSETS
Computer and office equipment	54,347	16,189
Accumulated depreciation	(6,121)	(2,027)
NET FIXED ASSETS	48,226	14,162
OTHER ASSETS
Prepaid expense	65,891	65,891
Investment in Flowhub	175,000	0
Deposits	35,352	2,550
Total Other Assets	276,243	68,441
TOTAL ASSETS	1,475,827	366,529
CURRENT LIABILITIES
Accounts Payable	69,599	25,842
Accrued expenses	25,695	23,917
Accrued payroll tax	0	1,778
Derivative liabilities	386,432	1,099,707
TOTAL CURRENT LIABILITIES	481,726	1,151,244
LONG-TERM LIABILITY
Convertible debentures, net of $56,670 and $107,016 discount, respectively	152,430	162,084
TOTAL LIABILITIES	634,156	1,313,328
STOCKHOLDERS' EQUITY
Common stock, $0.001 par value, 200,000,000 shares authorized; 44,505,238 and 38,909,000 shares issued and outstanding	44,505	38,909
Preferred series A Stock to be issued	$ 0	$ 0
Common stock to be issued	857	1,048
Common stock - warrants	$ 0	$ 0
Additional paid in capital	6,303,740	2,372,867
Common stock subscription receivable	(80,000)	0
Deficit accumulated through the development stage	(5,427,431)	(3,359,623)
TOTAL STOCKHOLDERS' EQUITY	841,671	(946,799)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,475,827	$ 366,529